Warrants and Share-based Payment (Tables)	6 Months Ended
Jun. 30, 2021
Warrants [member]
Statement [LineItems]
Summary of Warrant Activity
The following table specifies the warrant activity during the six months ended June 30, 2021:

	Total Warrants	Weighted Average Exercise Price EUR

Outstanding at January 1, 2021	6,148,004	69.97

Granted during the period	158,590	120.15
Exercised during the period	(150,604)	33.51
Forfeited during the period	(90,167)	121.80

Outstanding at June 30, 2021	6,065,823	71.04

Vested at June 30, 2021	3,565,573	46.23